7. BORROWINGS	12 Months Ended
Dec. 31, 2016
Borrowings
BORROWINGS

Repurchase Agreements and Federal Funds Purchased

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature within one to four days from the transaction date. Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.

Following is an analysis of short-term borrowed funds at December 31, 2016 and 2015:

					Maximum
	End of Period		Daily Average Balance		Outstanding
(Dollars in thousands)		Weighted		Interest	At Any
December 31, 2016	Balance	Avg Rate	Balance	Rate	Month End
Repurchase agreements	$20,174	0.19%	$27,068	0.21%	$51,750
	$20,174	0.19%	$27,068	0.21%

					Maximum
	End of Period		Daily Average Balance		Outstanding
(Dollars in thousands)		Weighted		Interest	At Any
December 31, 2015	Balance	Avg Rate	Balance	Rate	Month End
Fed funds purchased	$—	0.00%	$99	0.54%	$—
Repurchase agreements	30,580	0.19%	33,080	0.19%	48,080
	$30,580	0.19%	$33,179	0.19%

Interest expense on securities sold under agreements to repurchase totaled $56,000 in 2016 and $64,000 in 2015.

Interest on federal funds purchased was $1,500 in 2015. There were no federal funds outstanding at any point during 2016.

Repurchase agreements are collateralized by mortgage-backed securities with carrying values and fair values of $25.8 million at December 31, 2016.

At December 31, 2016, the Company had available lines of credit of approximately $152.5 million at various financial institutions for borrowing on a short-term basis (“fed funds lines”). The Company had $102.5 million of fed funds lines with the Bank’s correspondent banks that were unsecured. However, since the Company had no outstanding balances during the year on the secured portion, it had no collateral pledged at December 31, 2016 for these lines.

Federal Home Loan Bank Advances

At December 31, 2016, the Company had an available credit line at the FHLB of up to % 25% of assets contingent upon adequate collateralization. These lines are subject to annual renewal and are at varying interest rates. Advances from the FHLB had a weighted average rate of 0.66% and 0.41% and total outstanding balances averaged $161.3 million and $166.9 million for the years ended December 31, 2016 and 2015, respectively. Included in amounts due to the FHLB as of December 31, 2016 were five term borrowings totaling $150.0 million. The term borrowings were all short-term notes maturing by March 2017 with rates varying from 0.49% to 0.80%.

The line of credit and all other advances were collateralized by certain 1 – 4 family mortgages, multifamily first mortgage loans, home equity lines and qualifying commercial loans totaling $646.7 million at December 31, 2016. The line offers a borrowing capacity of $369.8 million at December 31, 2016.

Holding Company Line of Credit

In the third quarter of 2016, the Company entered into a $20.0 million secured holding company line of credit with an unaffiliated institution. The terms of the note include interest at prime plus 0.50% and will expire in September 2017. The line is secured by 100% of the stock of the Bank owned by the Company. The Company has not drawn on the note and has no outstanding balance at December 31, 2016.

In 2015, the Company had a $10.0 million holding company loan with an unaffiliated institution secured by the stock of the Bank. The loan had an outstanding balance of $4.8 million at December 31, 2015. During 2016, the loan was repaid in full using some of the proceeds from the Company’s Initial Public Offering. The balance is included in other borrowings as of December 31, 2015 on the Consolidated Balance Sheets. The loan accrued interest at prime plus 0.75% and would have matured in November 2017.

Subordinated Debentures

In 2004, the Company issued $10.3 million of junior subordinated debentures to Paragon Commercial Capital Trust I in exchange for the proceeds of trust preferred securities issued by the Trust. The junior subordinated debentures accrue interest quarterly at an annual rate, reset quarterly, equal to LIBOR plus 2.65%. The debentures are redeemable in whole or in part, on any October 23, January 23, April 23, or July 23. Redemption is mandatory at July 23, 2034.

In 2006, the Company issued $8.2 million of junior subordinated debentures to Paragon Commercial Capital Trust II in exchange for the proceeds of trust preferred securities issued by the Trust. The junior subordinated debentures accrue interest quarterly at an annual rate, reset quarterly, equal to LIBOR plus 1.70%. The debentures are redeemable on June 20, 2011 or afterwards, in whole or in part, on any March 30, June 30, September 30, or December 30. Redemption is mandatory at June 30, 2036.

The junior subordinated debentures are included in debt and the Company’s equity interest in the trusts are included in other assets. The Company guarantees the trust preferred securities through the combined operation of the junior subordinated debentures and other related documents. The Company’s obligation under the guarantee is unsecured and subordinate to senior and subordinated indebtedness of the Company.

The trust preferred securities presently qualify as Tier 1 regulatory capital and are reported in Federal Reserve regulatory reports as a minority interest in a consolidated subsidiary. The junior subordinated debentures do not qualify as Tier 1 regulatory capital. On March 1, 2005, the Board of Governors of the Federal Reserve issued a final rule stating that trust preferred securities will continue to be included in Tier 1 capital, subject to stricter quantitative and qualitative standards. For Bank Holding Companies, trust preferred securities will continue to be included in Tier 1 capital up to 25% of core capital elements (including trust preferred securities) net of goodwill less any associated deferred tax liability.